Dividends - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Apr. 27, 2013	Apr. 28, 2012
Dividends Payable [Line Items]
Dividend paid to preferred shareholders				$ 15,767	$ 7,081
Dividend paid, per share	$ 0.25	$ 0.25	$ 0.25